Note 5 - Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes Tables
Property, Plant and Equipment [Table Text Block]
	March 31, 2016	December 31, 2015
Network and base station equipment	$40,467,952	$38,351,119
Customer premise equipment	33,578,392	30,910,874
Information technology	4,828,479	4,810,865
Furniture, fixtures and other	1,713,430	1,713,722
Leasehold improvements	1,625,910	1,623,559
	82,214,163	77,410,139
Less: accumulated depreciation	61,573,286	56,174,755
Property and equipment, net	$20,640,877	$21,235,384

	As of December 31,
	2015	2014
Network and base station equipment	$38,351,119	$35,836,469
Customer premise equipment	30,910,874	26,511,691
Information technology	4,810,865	4,628,555
Furniture, fixtures and other	1,713,722	1,669,340
Leasehold improvements	1,623,559	1,599,393
	77,410,139	70,245,448
Less: accumulated depreciation	56,174,755	47,098,471
Property and equipment, net	$21,235,384	$23,146,977

Schedule of Capital Leased Assets [Table Text Block]
	March 31 , 201 6	December 31, 201 5
Network and base station equipment	$2,620,898	$2,620,898
Customer premise equipment	669,792	669,792
Information technology	1,860,028	1,860,028
	5,150,718	5,150,718
Less: accumulated depreciation	3,372,504	3,114,968
Property acquired through capital leases, net	$1,778,214	$2,035,750

	As of December 31,
	2015	2014
Network and base station equipment	$2,620,898	$2,234,180
Customer premise equipment	669,792	246,484
Information technology	1,860,028	1,860,028
	5,150,718	4,340,692
Less: accumulated depreciation	3,114,968	2,135,534
Property acquired through capital leases, net	$2,035,750	$2,205,158